CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 679,225	$ 878,838
Restricted cash and short-term deposits	18,115	21,693
Trade accounts receivable	38,915	41,545
Amounts due from related parties	7,312	475
Current assets held for sale	0	721
Other current assets	71,997	315,234
Total current assets	815,564	1,258,506
Non-current assets
Restricted cash	74,130	112,350
Equity method investments	53,982	104,108
Asset under development	1,562,828	1,152,032
Vessels and equipment, net	1,077,677	1,137,053
Non-current amounts due from related parties	0	3,472
Other non-current assets	499,806	512,039
Total assets	4,083,987	4,279,560
Current liabilities
Current portion of long-term debt and short-term debt	(342,566)	(344,778)
Trade accounts payable	(7,454)	(8,983)
Accrued expenses	(144,810)	(32,833)
Current liabilities held for sale	0	(373)
Other current liabilities	(50,950)	(27,445)
Total current liabilities	(545,780)	(414,412)
Non-current liabilities
Long-term debt	(874,164)	(844,546)
Other non-current liabilities	(61,600)	(120,428)
Total liabilities	(1,481,544)	(1,379,386)
EQUITY
Share capital 104,578,080 common shares of $1.00 each issued and outstanding (2022: 107,225,832)	(104,578)	(107,226)
Additional paid-in capital	(1,691,128)	(1,936,746)
Contributed surplus	(200,000)	(200,000)
Accumulated other comprehensive loss	5,072	5,811
Retained earnings	(77,035)	(262,063)
Total stockholders’ equity	(2,067,669)	(2,500,224)
Non-controlling interests	(534,774)	(399,950)
Total equity	(2,602,443)	(2,900,174)
Total liabilities and equity	$ (4,083,987)	$ (4,279,560)